Derivitives and Hedging Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Foreign Exchange Forward [Member]
Derivative [Line Items]
Derivative, Notional Amount	$ 65.1	$ 222.5
Derivatives not designated as hedging: | Currency forward contracts | Other, net
Derivative [Line Items]
Derivative, Gain (Loss) on Derivative, Net	2.0	14.3	5.2
Derivatives not designated as hedging: | Currency forward contracts | Prepaid and other current assets
Derivative [Line Items]
Derivative, Fair Value, Net	0.2	0
Derivatives not designated as hedging: | Currency forward contracts | Accrued liabilities
Derivative [Line Items]
Derivative, Fair Value, Net	$ (0.9)	$ (3.1)